Inventories	12 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2022 and 2021 consisted of the following:

	September 30, 2022	September 30, 2021
Raw materials	$6,401,458	$9,680,601
Work in process	7,830	5,530
Finished goods	7,117,789	6,867,979
Goods in transit	3,005,549	3,210,522
Inventory provision	(1,099,914)	(1,077,952)
Total inventories, net	$15,432,712	$18,686,6807

Goods in transit of $3,005,549 and $3,210,522 as of September 30, 2022 and 2021 refer to the inventory items that have been shipped out from the Company but yet to be received by the Company’s customers or the designated shipping points. For sales from domestic customers, control of the product is transferred to the customer upon delivery. For sales from international customers, the Company sells its products primarily under FOB shipping point term and control of the product is transferred upon delivery to the designated shipping point.

For the fiscal year ended September 30, 2022 and 2021, the Company recorded inventory provision of $21,962 and $780,366, respectively, presented in cost of sales in the Company’s statement of income and comprehensive income.